Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Service revenue	$ 20,459,534	$ 6,346,590	$ 6
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	1 year
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	5 years